Contingent liabilities and financial commitments - General Litigation Conclusion - Additional Information (Details) £ in Millions, $ in Millions	Mar. 01, 2019 CAD ($) People	Mar. 01, 2019 GBP (£) People
Disclosure Of Commitments And Contingencies [Abstract]
Number of persons in trial judgement panel	5	5
Initial estimable deposit amount	$ 758	£ 465